Performance Management	Apr. 30, 2026
Kinetics Spin-Off And Corporate Restructuring Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The performance information provided below indicates some of the risks of investing in the Fund by comparing the Fund with the performance of a broad-based market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced.

The Horizon Spin-off and Corporate Restructuring Fund, a series of Investment Managers Series Trust (the “Predecessor Fund”) reorganized into the Fund following the close of business on December 8, 2017. Before the Fund commenced operations, all of the assets and liabilities of the Predecessor Fund were transferred to the Fund in a tax-free reorganization (the “Reorganization”). As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization. Performance results shown in the bar chart and the performance table below for the period through December 31, 2016 reflect the performance of the Predecessor Fund. On February 11, 2014, the Predecessor Fund’s principal investment strategy changed to focus exclusively on spin-offs and other forms of corporate restructuring. The performance information for periods prior to that date is attributable to the Predecessor Fund’s previous principal investment strategy.

The performance information for the period prior to October 10, 2009, is that of the Liberty Street Horizon Fund, a series of the Forum Funds Trust (the “Liberty Street Fund”). The Predecessor Fund acquired the assets and liabilities of the Liberty Street Fund in a reorganization on March 16, 2007. The Liberty Street Fund’s performance and financial history were adopted by the Predecessor Fund and, for periods prior to October 10, 2009, are included in the Fund’s performance and financial history.

The performance of the Fund reflects the performance of the Predecessor Fund, which had substantially similar investment strategies. The bar chart shows performance of the Fund’s Institutional shares. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown. Advisor Class A, Advisor Class C and No Load Class shares’ performance would be lower than the Institutional Class performance because of the higher expenses paid by Advisor Class A, Advisor Class C and No Load Class shares.

Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information provided below indicates some of the risks of investing in the Fund by comparing the Fund with the performance of a broad-based market index.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Return (before taxes) for Institutional Class Shares
Bar Chart Closing [Text Block]

Best Quarter:	Q1 2021	57.89%
Worst Quarter:	Q1 2020	-38.80%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	57.89%
Highest Quarterly Return, Date	Mar. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(38.80%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns for the Fund’s Institutional Class shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only. After-tax returns for Advisor Class A, Advisor Class C and No Load Class shares will differ.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax returns for the Fund’s Institutional Class shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Institutional Class shares only. After-tax returns for Advisor Class A, Advisor Class C and No Load Class shares will differ.

Performance Availability Website Address [Text]	http://www.kineticsfunds.com
Performance Availability Phone [Text]	(800) 930-3828
No Load Class Prospectus | Kinetics Internet Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The bar chart and table shown below illustrate the variability of the Internet Fund’s returns. The bar chart indicates the risks of investing in the Internet Fund by showing the changes in the Internet Fund’s performance from year to year (on a calendar year basis). The table shows how the Internet Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, which represent broad measures of market performance. The past performance of the Internet Fund, before and after taxes, is not necessarily an indication of how the Internet Fund or the Internet Portfolio will perform in the future. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
Performance Past Does Not Indicate Future [Text]	The past performance of the Internet Fund, before and after taxes, is not necessarily an indication of how the Internet Fund or the Internet Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table shown below illustrate the variability of the Internet Fund’s returns.
Performance Additional Market Index [Text]	. The table shows how the Internet Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, which represent broad measures of market performance.
Bar Chart [Heading]	The Internet Fund – No Load ClassCalendar Year Returns as of 12/31
Bar Chart Closing [Text Block]

Best Quarter:	Q4 2020	51.80%
Worst Quarter:	Q2 2022	-25.13%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	51.80%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(25.13%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns as of 12/31/2025
Performance Table Narrative
The Internet Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Performance Table Uses Highest Federal Rate	The Internet Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.
Performance Table Explanation after Tax Higher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Availability Website Address [Text]	http://www.kineticsfunds.com
Performance Availability Phone [Text]	(800) 930-3828
No Load Class Prospectus | Kinetics Global Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The bar chart and table shown below illustrate the variability of the Global Fund’s returns. The bar chart indicates the risks of investing in the Global Fund by showing the changes in the Global Fund’s performance from year to year (on a calendar year basis). The table shows how the Global Fund’s average annual returns, before and after taxes, compare with those of the S&P® 500 Index and the MSCI ACWI (All Country World Index) Index (“MSCI ACWI Index”), which represent broad measures of market performance. As of March 14, 2008, the Global Fund and the Global Portfolio, which were formerly known as the Internet Emerging Growth Fund and the Internet Emerging Growth Portfolio, respectively, changed to the investment strategy set forth in this Prospectus. The performance shown for the periods or portion of periods prior to March 14, 2008 represents performance of the Global Portfolio’s prior strategy to invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities of small and medium-capitalization U.S. and foreign companies engaged in the Internet and Internet-related activities. The past performance of the Global Fund, before and after taxes, is not necessarily an indication of how the Global Fund or the Global Portfolio will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Global Fund’s performance would be reduced. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
Performance Past Does Not Indicate Future [Text]	The past performance of the Global Fund, before and after taxes, is not necessarily an indication of how the Global Fund or the Global Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table shown below illustrate the variability of the Global Fund’s returns.
Performance Additional Market Index [Text]	The table shows how the Global Fund’s average annual returns, before and after taxes, compare with those of the S&P® 500 Index and the MSCI ACWI (All Country World Index) Index (“MSCI ACWI Index”), which represent broad measures of market performance.
Bar Chart [Heading]	The Global Fund – No Load ClassCalendar Year Returns as of 12/31
Bar Chart Closing [Text Block]

Best Quarter:	Q4 2020	30.71%
Worst Quarter:	Q4 2018	-18.32%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	30.71%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(18.32%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	Average Annual Total Returns as of 12/31/2025
Performance Table Narrative
The Global Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Performance Table Uses Highest Federal Rate	The Global Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.
Performance Table Explanation after Tax Higher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Availability Website Address [Text]	http://www.kineticsfunds.com
Performance Availability Phone [Text]	(800) 930-3828
No Load Class Prospectus | Kinetics Paradigm Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and table shown below illustrate the variability of the Paradigm Fund’s returns. The bar chart indicates the risks of investing in the Paradigm Fund by showing the changes in the Paradigm Fund’s performance from year to year (on a calendar year basis). The table shows how the Paradigm Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the MSCI ACWI (All Country World Index) Index (“MSCI ACWI Index”), which represent broad measures of market performance. The past performance of the Paradigm Fund, before and after taxes, is not necessarily an indication of how the Paradigm Fund or the Paradigm Portfolio will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in effect, the Paradigm Fund’s performance would be reduced. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
Performance Past Does Not Indicate Future [Text]	The past performance of the Paradigm Fund, before and after taxes, is not necessarily an indication of how the Paradigm Fund or the Paradigm Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table shown below illustrate the variability of the Paradigm Fund’s returns.
Performance Additional Market Index [Text]	The table shows how the Paradigm Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the MSCI ACWI (All Country World Index) Index (“MSCI ACWI Index”), which represent broad measures of market performance.
Bar Chart [Heading]	The Paradigm Fund – No Load ClassCalendar Year Returns as of 12/31
Bar Chart Closing [Text Block]

Best Quarter:	Q1 2021	54.40%
Worst Quarter:	Q1 2020	-32.22%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	54.40%
Highest Quarterly Return, Date	Mar. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(32.22%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of 12/31/2025
Performance Table Narrative	The Paradigm Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.
Performance Table Uses Highest Federal Rate	The Paradigm Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Availability Website Address [Text]	http://www.kineticsfunds.com
Performance Availability Phone [Text]	(800) 930-3828
No Load Class Prospectus | Kinetics Small Cap Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The bar chart and table shown below illustrate the variability of the Small Cap Fund’s returns. The bar chart indicates the risks of investing in the Small Cap Fund by showing the changes in the Small Cap Fund’s performance from year to year (on a calendar year basis). The table shows how the Small Cap Fund’s average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500® Index, which represents a broad measure of market performance as well as the MSCI USA Small Cap Index, which replaces the S&P 600® SmallCap Index as the secondary comparison benchmark. The past performance of the Small Cap Fund, before and after taxes, is not necessarily an indication of how the Small Cap Fund or the Small Cap Portfolio will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Small Cap Fund’s performance would be reduced. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
Performance Past Does Not Indicate Future [Text]	The past performance of the Small Cap Fund, before and after taxes, is not necessarily an indication of how the Small Cap Fund or the Small Cap Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table shown below illustrate the variability of the Small Cap Fund’s returns.
Performance Additional Market Index [Text]	The table shows how the Small Cap Fund’s average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500® Index, which represents a broad measure of market performance as well as the MSCI USA Small Cap Index, which replaces the S&P 600® SmallCap Index as the secondary comparison benchmark.
Bar Chart [Heading]	The Small Cap Fund – No Load ClassCalendar Year Returns as of 12/31
Bar Chart Closing [Text Block]

Best Quarter:	Q1 2021	60.47%
Worst Quarter:	Q1 2020	-34.39%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	60.47%
Highest Quarterly Return, Date	Mar. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(34.39%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of 12/31/2025
Performance Table Narrative	The Small Cap Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.
Performance Table Uses Highest Federal Rate	The Small Cap Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Availability Website Address [Text]	http://www.kineticsfunds.com
Performance Availability Phone [Text]	(800) 930-3828
No Load Class Prospectus | Kinetics Market Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The bar chart and table shown below illustrate the variability of the Market Opportunities Fund’s returns. The bar chart indicates the risks of investing in the Market Opportunities Fund by showing the changes in the Market Opportunities Fund’s performance from year to year (on a calendar year basis). The table shows how the Market Opportunities Fund’s average annual returns, before and after taxes (after taking into account any sales charges) compare with those of the S&P 500® Index, which represents a broad measure of market performance, as well as the MSCI EAFE Index, which is a secondary comparison benchmark. The past performance of the Market Opportunities Fund, before and after taxes, is not necessarily an indication of how the Market Opportunities Fund or the Market Opportunities Portfolio will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Market Opportunities Fund’s performance would be reduced. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
Performance Past Does Not Indicate Future [Text]	The past performance of the Market Opportunities Fund, before and after taxes, is not necessarily an indication of how the Market Opportunities Fund or the Market Opportunities Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table shown below illustrate the variability of the Market Opportunities Fund’s returns.
Performance Additional Market Index [Text]	The table shows how the Market Opportunities Fund’s average annual returns, before and after taxes (after taking into account any sales charges) compare with those of the S&P 500® Index, which represents a broad measure of market performance, as well as the MSCI EAFE Index, which is a secondary comparison benchmark.
Bar Chart [Heading]	The Market Opportunities Fund – No Load ClassCalendar Year Returns as of 12/31
Bar Chart Closing [Text Block]

Best Quarter:	Q1 2021	45.93%
Worst Quarter:	Q1 2020	-21.60%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	45.93%
Highest Quarterly Return, Date	Mar. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(21.60%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of 12/31/2025
Performance Table Narrative	The Market Opportunities Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.
Performance Table Uses Highest Federal Rate	The Market Opportunities Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Availability Website Address [Text]	http://www.kineticsfunds.com
Performance Availability Phone [Text]	(800) 930-3828
No Load Class Prospectus | Kinetics Multi-Disciplinary Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The bar chart and table shown below illustrate the variability of the Multi-Disciplinary Income Fund’s returns. The bar chart indicates the risks of investing in the Multi-Disciplinary Income Fund by showing the changes in the Multi-Disciplinary Income Fund’s performance from year to year (on a calendar year basis). The table shows how the Multi-Disciplinary Income Fund’s average annual returns, before and after taxes (after taking into account any sales charges) compare with those of the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as well as the Bloomberg U.S. Corporate High Yield Bond Index, CBOE S&P 500 BuyWrite Monthly Index, and CBOE S&P 500 PutWrite Index (PUT), which are secondary comparison benchmarks. The past performance of the Multi-Disciplinary Income Fund, before and after taxes, is not necessarily an indication of how the Multi-Disciplinary Income Fund or the Multi-Disciplinary Income Portfolio will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Multi-Disciplinary Income Fund’s performance would be reduced. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
Performance Past Does Not Indicate Future [Text]	The past performance of the Multi-Disciplinary Income Fund, before and after taxes, is not necessarily an indication of how the Multi-Disciplinary Income Fund or the Multi-Disciplinary Income Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table shown below illustrate the variability of the Multi-Disciplinary Income Fund’s returns.
Performance Additional Market Index [Text]	The table shows how the Multi-Disciplinary Income Fund’s average annual returns, before and after taxes (after taking into account any sales charges) compare with those of the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as well as the Bloomberg U.S. Corporate High Yield Bond Index, CBOE S&P 500 BuyWrite Monthly Index, and CBOE S&P 500 PutWrite Index (PUT), which are secondary comparison benchmarks.
Bar Chart [Heading]	The Multi-Disciplinary Income Fund – No Load ClassCalendar Year Returns as of 12/31
Bar Chart Closing [Text Block]

Best Quarter:	Q2 2020	6.64%
Worst Quarter:	Q1 2020	-10.52%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	6.64%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(10.52%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of 12/31/2025
Performance Table Narrative
The Multi-Disciplinary Income Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Performance Table Uses Highest Federal Rate	The Multi-Disciplinary Income Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.
Performance Table Explanation after Tax Higher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table Footnotes	In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Return After Taxes on Distributions or Return Before Taxes due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Availability Website Address [Text]	http://www.kineticsfunds.com
Performance Availability Phone [Text]	(800) 930-3828
Advisor A & C Prospectus | Kinetics Internet Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The bar chart and table shown below illustrate the variability of the Internet Fund’s returns. The bar chart indicates the risks of investing in the Internet Fund by showing the changes in the Internet Fund’s performance from year to year (on a calendar year basis). The table shows how the Internet Fund’s average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500® Index and the NASDAQ Composite® Index, which represent broad measures of market performance. The past performance of the Internet Fund, before and after taxes, is not necessarily an indication of how the Internet Fund or the Internet Portfolio will perform in the future. The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year. The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses. Updated performance information is available on the Internet Fund’s website at https://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
Performance Past Does Not Indicate Future [Text]	The past performance of the Internet Fund, before and after taxes, is not necessarily an indication of how the Internet Fund or the Internet Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table shown below illustrate the variability of the Internet Fund’s returns.
Performance Additional Market Index [Text]	The table shows how the Internet Fund’s average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500® Index and the NASDAQ Composite® Index, which represent broad measures of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	The Internet Fund – Advisor Class ACalendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Best Quarter:	Q4 2020	51.69%
Worst Quarter:	Q2 2022	-25.16%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	51.69%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(25.16%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns as of 12/31/2025
Performance Table Narrative
The after-tax returns for the Internet Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Performance Table Uses Highest Federal Rate	The after-tax returns for the Internet Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.
Performance Table Explanation after Tax Higher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.kineticsfunds.com
Performance Availability Phone [Text]	(800) 930-3828
Advisor A & C Prospectus | Kinetics Global Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The bar chart and table shown below illustrate the variability of the Global Fund’s returns. The bar chart indicates the risks of investing in the Global Fund by showing the changes in the Global Fund’s performance from year to year (on a calendar year basis). The table shows how the Global Fund’s average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P® 500 Index and the MSCI ACWI (All Country World Index) Index (“MSCI ACWI Index”), which represent broad measures of market performance. The past performance of the Global Fund, before and after taxes, is not necessarily an indication of how the Global Fund or the Global Portfolio will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Global Fund’s performance would be reduced. The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year. The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses. Updated performance information is available on the Fund’s website at https://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
Performance Past Does Not Indicate Future [Text]	The past performance of the Global Fund, before and after taxes, is not necessarily an indication of how the Global Fund or the Global Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table shown below illustrate the variability of the Global Fund’s returns.
Performance Additional Market Index [Text]	The table shows how the Global Fund’s average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P® 500 Index and the MSCI ACWI (All Country World Index) Index (“MSCI ACWI Index”), which represent broad measures of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	The Global Fund – Advisor Class ACalendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Best Quarter:	Q4 2020	30.43%
Worst Quarter:	Q4 2018	-18.23%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	30.43%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(18.23%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	Average Annual Total Returns as of 12/31/2025
Performance Table Narrative	The after-tax returns for the Global Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table Uses Highest Federal Rate	The after-tax returns for the Global Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.
Performance Table Explanation after Tax Higher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.kineticsfunds.com
Performance Availability Phone [Text]	(800) 930-3828
Advisor A & C Prospectus | Kinetics Paradigm Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The bar chart and table shown below illustrate the variability of the Paradigm Fund’s returns. The bar chart indicates the risks of investing in the Paradigm Fund by showing the changes in the Paradigm Fund’s performance from year to year (on a calendar year basis). The table shows how the Paradigm Fund’s average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500® Index and the MSCI ACWI (All Country World Index) Index (“MSCI ACWI Index”), which represent broad measures of market performance. The past performance of the Paradigm Fund, before and after taxes, is not necessarily an indication of how the Paradigm Fund or the Paradigm Portfolio will perform in the future. Performance reflects fee waivers in place. If fee waivers were not in place, the Paradigm Fund’s performance would be reduced. The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year. The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses. Updated performance information is available on the Fund’s website at https://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
Performance Past Does Not Indicate Future [Text]	The past performance of the Paradigm Fund, before and after taxes, is not necessarily an indication of how the Paradigm Fund or the Paradigm Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table shown below illustrate the variability of the Paradigm Fund’s returns.
Performance Additional Market Index [Text]	The table shows how the Paradigm Fund’s average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500® Index and the MSCI ACWI (All Country World Index) Index (“MSCI ACWI Index”), which represent broad measures of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	The Paradigm Fund – Advisor Class ACalendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Best Quarter:	Q1 2021	54.32%
Worst Quarter:	Q1 2020	-32.27%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	54.32%
Highest Quarterly Return, Date	Mar. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(32.27%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of 12/31/2025
Performance Table Narrative
The after-tax returns for the Paradigm Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ.

Performance Table Uses Highest Federal Rate	The after-tax returns for the Paradigm Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.kineticsfunds.com
Performance Availability Phone [Text]	(800) 930-3828
Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The bar chart and table shown below illustrate the variability of the Small Cap Fund’s returns. The bar chart indicates the risks of investing in the Small Cap Fund by showing the changes in the Small Cap Fund’s performance from year to year (on a calendar year basis). The table shows how the Small Cap Fund’s average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500® Index, which represents a broad measure of market performance as well as the MSCI USA Small Cap Index, which replaces the S&P 600® SmallCap Index as the secondary comparison benchmark. The past performance of the Small Cap Fund, before and after taxes, is not necessarily an indication of how the Small Cap Fund or the Small Cap Portfolio will perform in the future. Performance reflects fee waivers in place. If fee waivers were not in place, the Small Cap Fund’s performance would be reduced. The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year. The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses. Updated performance information is available on the Fund’s website at https://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
Performance Past Does Not Indicate Future [Text]	The past performance of the Small Cap Fund, before and after taxes, is not necessarily an indication of how the Small Cap Fund or the Small Cap Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table shown below illustrate the variability of the Small Cap Fund’s returns.
Performance Additional Market Index [Text]	The table shows how the Small Cap Fund’s average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500® Index, which represents a broad measure of market performance as well as the MSCI USA Small Cap Index, which replaces the S&P 600® SmallCap Index as the secondary comparison benchmark.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	The Small Cap Fund – Advisor Class ACalendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Best Quarter:	Q1 2021	60.38%
Worst Quarter:	Q1 2020	-34.43%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	60.38%
Highest Quarterly Return, Date	Mar. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(34.43%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of 12/31/2025
Performance Table Narrative
The after-tax returns for the Small Cap Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ.

Performance Table Uses Highest Federal Rate	The after-tax returns for the Small Cap Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)	[1]
Performance Availability Website Address [Text]	https://www.kineticsfunds.com
Performance Availability Phone [Text]	(800) 930-3828
Advisor A & C Prospectus | Kinetics Market Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and table shown below illustrate the variability of the Market Opportunities Fund’s returns. The bar chart indicates the risks of investing in the Market Opportunities Fund by showing the changes in the Market Opportunities Fund’s performance from year to year (on a calendar year basis). The table shows how the Market Opportunities Fund’s average annual returns, before and after taxes (after taking into account any sales charges) compare with those of the S&P 500® Index, which represents a broad measure of market performance, as well as the MSCI EAFE Index, which is a secondary comparison benchmark. The past performance of the Market Opportunities Fund, before and after taxes, is not necessarily an indication of how the Market Opportunities Fund or the Market Opportunities Portfolio will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Market Opportunities Fund’s performance would be reduced. The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year. The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses. Updated performance information is available on the Fund’s website at https://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
Performance Past Does Not Indicate Future [Text]	The past performance of the Market Opportunities Fund, before and after taxes, is not necessarily an indication of how the Market Opportunities Fund or the Market Opportunities Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table shown below illustrate the variability of the Market Opportunities Fund’s returns.
Performance Additional Market Index [Text]	. The table shows how the Market Opportunities Fund’s average annual returns, before and after taxes (after taking into account any sales charges) compare with those of the S&P 500® Index, which represents a broad measure of market performance, as well as the MSCI EAFE Index, which is a secondary comparison benchmark.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	The Market Opportunities Fund – Advisor Class ACalendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Best Quarter:	Q1 2021	45.79%
Worst Quarter:	Q1 2020	-21.64%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	45.79%
Highest Quarterly Return, Date	Mar. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(21.64%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of 12/31/2025
Performance Table Narrative	The after-tax returns for the Market Opportunities Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ.
Performance Table Uses Highest Federal Rate	The after-tax returns for the Market Opportunities Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.kineticsfunds.com
Performance Availability Phone [Text]	(800) 930-3828
Institutional Class Prospectus | Kinetics Internet Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The Institutional Class shares of the Internet Fund had not commenced operations as of December 31,
2023. The performance information shown below is for another class of shares (No Load Class) of the
Internet Fund that is not offered in this Prospectus but would have substantially similar annual returns because each Class of shares will be invested in the same portfolio of securities. Annual returns will differ only to the extent that the Classes do not have the same expenses.
The bar chart and table shown below illustrate the variability of the returns for the Internet Fund’s No
Load Class. The bar chart indicates the risks of investing in the Internet Fund by showing the changes in the Internet Fund’s performance from year to year (on a calendar year basis). The table shows how the
Internet Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, which represent broad measures of market performance. The past performance of the Internet Fund, before and after taxes, is not necessarily an indication of how the
Internet Fund or the Internet Portfolio will perform in the future. Updated performance information is available on the Fund’s website at https://www.kineticsfunds.com or by calling the Fund toll-free at (800)
930-3828.
Performance Past Does Not Indicate Future [Text]	The past performance of the Internet Fund, before and after taxes, is not necessarily an indication of how the Internet Fund or the Internet Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table shown below illustrate the variability of the returns for the Internet Fund’s No Load Class.
Performance One Year or Less [Text]	The Institutional Class shares of the Internet Fund had not commenced operations as of December 31, 2023.
Performance Additional Market Index [Text]	The table shows how the Internet Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, which represent broad measures of market performance.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	The performance information shown below is for another class of shares (No Load Class) of the Internet Fund that is not offered in this Prospectus but would have substantially similar annual returns because each Class of shares will be invested in the same portfolio of securities.
Bar Chart [Heading]	The Internet Fund – No Load ClassCalendar Year Returns as of 12/31
Bar Chart Closing [Text Block]

Best Quarter:	Q4 2020	51.80%
Worst Quarter:	Q2 2022	-25.13%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	51.80%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(25.13%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns as of 12/31/2025
Performance Table Narrative	The Internet Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own
Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment. After-tax returns are shown for the
No Load Class shares only. After-tax returns for the Institutional Class shares will differ. The Return
After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Performance Table Uses Highest Federal Rate	The Internet Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.
Performance Table Explanation after Tax Higher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for the No Load Class shares only. After-tax returns for the Institutional Class shares will differ.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.kineticsfunds.com
Performance Availability Phone [Text]	(800) 930-3828
Institutional Class Prospectus | Kinetics Global Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The Institutional Class shares of the Global Fund had not commenced operations as of December 31,
2023. The performance information shown below is for another class of shares (No Load Class) of the
Fund that is not offered in this Prospectus but would have substantially similar annual returns because each Class of shares will be invested in the same portfolio of securities. Annual returns will differ only to the extent that the Classes do not have the same expenses.
The bar chart and table shown below illustrate the variability of the returns for the Global Fund’s No
Load Class. The bar chart indicates the risks of investing in the Global Fund by showing the changes in the Global Fund’s performance from year to year (on a calendar year basis). The table shows how the
Global Fund’s average annual returns, before and after taxes, compare with those of the S&P® 500 Index and the MSCI ACWI (All Country World Index) Index (“MSCI ACWI Index”), which represent broad measures of market performance. As of March 14, 2008, the Global Fund and the Global Portfolio, which were formerly known as the Internet Emerging Growth Fund and the Internet Emerging Growth Portfolio,
respectively, changed to the investment strategy set forth in this Prospectus. The performance shown for periods or portions of periods prior to March 14, 2008 represents the performance of the Global
Portfolio’s prior strategy to invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities of small and medium-capitalization U.S. and foreign companies engaged in the Internet and Internet-related activities. The past performance of the Global Fund, before and after taxes, is not necessarily an indication of how the Global Fund or the Global Portfolio will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Global Fund’s performance would be reduced. Updated performance information is available on the Fund’s website at
https://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

Performance Past Does Not Indicate Future [Text]	The past performance of the Global Fund, before and after taxes, is not necessarily an indication of how the Global Fund or the Global Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table shown below illustrate the variability of the returns for the Global Fund’s No Load Class.
Performance One Year or Less [Text]	The Institutional Class shares of the Global Fund had not commenced operations as of December 31, 2023.
Performance Additional Market Index [Text]	The table shows how the Global Fund’s average annual returns, before and after taxes, compare with those of the S&P® 500 Index and the MSCI ACWI (All Country World Index) Index (“MSCI ACWI Index”), which represent broad measures of market performance.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	The performance information shown below is for another class of shares (No Load Class) of the Fund that is not offered in this Prospectus but would have substantially similar annual returns because each Class of shares will be invested in the same portfolio of securities.
Bar Chart [Heading]	The Global Fund – No Load Class Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]

Best Quarter:	Q4 2020	30.71%
Worst Quarter:	Q4 2018	-18.32%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	30.71%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(18.32%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	Average Annual Total Returns as of 12/31/2025
Performance Table Narrative	The Global Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own
Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment. After-tax returns are shown for the
No Load Class shares only. After-tax returns for the Institutional Class shares will differ. The Return
After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Performance Table Uses Highest Federal Rate	The Global Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.
Performance Table Explanation after Tax Higher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for the No Load Class shares only. After-tax returns for the Institutional Class shares will differ.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.kineticsfunds.com
Performance Availability Phone [Text]	(800) 930-3828
Institutional Class Prospectus | Kinetics Paradigm Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The bar chart and table shown below illustrate the variability of the Paradigm Fund’s returns. The bar chart indicates the risks of investing in the Paradigm Fund by showing the changes in the Paradigm
Fund’s performance from year to year (on a calendar year basis). The table shows how the Paradigm
Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the
MSCI ACWI (All Country World Index) Index (“MSCI ACWI Index”), which represent broad measures of market performance. The past performance of the Paradigm Fund, before and after taxes, is not necessarily an indication of how the Paradigm Fund or the Paradigm Portfolio will perform in the future.
Performance reflects fee waivers in effect. If fee waivers were not in place, the Paradigm Fund’s performance would be reduced. Updated performance information is available on the Fund’s website at
https://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
Performance Past Does Not Indicate Future [Text]	The past performance of the Paradigm Fund, before and after taxes, is not necessarily an indication of how the Paradigm Fund or the Paradigm Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table shown below illustrate the variability of the Paradigm Fund’s returns.
Performance Additional Market Index [Text]	The table shows how the Paradigm Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the MSCI ACWI (All Country World Index) Index (“MSCI ACWI Index”), which represent broad measures of market performance.
Bar Chart [Heading]	The Paradigm Fund – Institutional Class Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]

Best Quarter:	Q1 2021	54.49%
Worst Quarter:	Q1 2020	-32.17%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	54.49%
Highest Quarterly Return, Date	Mar. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(32.17%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of 12/31/2025
Performance Table Narrative	The Paradigm Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own
Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.
Performance Table Uses Highest Federal Rate	The Paradigm Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.kineticsfunds.com
Performance Availability Phone [Text]	(800) 930-3828
Institutional Class Prospectus | Kinetics Small Cap Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The bar chart and table shown below illustrate the variability of the Small Cap Fund’s returns. The bar chart indicates the risks of investing in the Small Cap Fund by showing the changes in the Small Cap
Fund’s performance from year to year (on a calendar year basis). The table shows how the Small Cap
Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index, which represents a broad measure of market performance, as well as the MSCI USA Small Cap Index replaces the S&P 600® SmallCap Index as the secondary comparison benchmark. The past performance of the
Small Cap Fund, before and after taxes, is not necessarily an indication of how the Small Cap Fund or the
Small Cap Portfolio will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Small Cap Fund’s performance would be reduced. Updated performance information is available on the Fund’s website at https://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

Performance Past Does Not Indicate Future [Text]	The past performance of the Small Cap Fund, before and after taxes, is not necessarily an indication of how the Small Cap Fund or the Small Cap Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table shown below illustrate the variability of the Small Cap Fund’s returns.
Performance Additional Market Index [Text]	The table shows how the Small Cap Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index, which represents a broad measure of market performance, as well as the MSCI USA Small Cap Index replaces the S&P 600® SmallCap Index as the secondary comparison benchmark.
Bar Chart [Heading]	The Small Cap Fund – Institutional Class Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]

Best Quarter:	Q1 2021	60.54%
Worst Quarter:	Q1 2020	-34.35%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	60.54%
Highest Quarterly Return, Date	Mar. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(34.35%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of 12/31/2025
Performance Table Narrative	The Small Cap Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own
Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.
Performance Table Uses Highest Federal Rate	The Small Cap Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)	[2]
Performance Availability Website Address [Text]	https://www.kineticsfunds.com
Performance Availability Phone [Text]	(800) 930-3828
Institutional Class Prospectus | Kinetics Market Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The bar chart and table shown below illustrate the variability of the Market Opportunities Fund’s returns. The bar chart indicates the risks of investing in the Market Opportunities Fund by showing the changes in the Market Opportunities Fund’s performance from year to year (on a calendar year basis).
The table shows how the Market Opportunities Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index, which represents a broad measure of market performance, as well as, the MSCI EAFE Index, which is a secondary comparison benchmark. The past performance of the Market Opportunities Fund, before and after taxes, is not necessarily an indication of how the
Market Opportunities Fund or the Market Opportunities Portfolio will perform in the future.
Performance reflects fee waivers in effect. If fee waivers were not in place, the Market Opportunities
Fund’s performance would be reduced. Updated performance information is available on the Fund’s website at https://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

Performance Past Does Not Indicate Future [Text]	The past performance of the Market Opportunities Fund, before and after taxes, is not necessarily an indication of how the Market Opportunities Fund or the Market Opportunities Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table shown below illustrate the variability of the Market Opportunities Fund’s returns.
Performance Additional Market Index [Text]	The table shows how the Market Opportunities Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index, which represents a broad measure of market performance, as well as, the MSCI EAFE Index, which is a secondary comparison benchmark.
Bar Chart [Heading]	The Market Opportunities Fund – Institutional Class Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]

Best Quarter:	Q1 2021	45.98%
Worst Quarter:	Q1 2020	-21.58%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	45.98%
Highest Quarterly Return, Date	Mar. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(21.58%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of 12/31/2025
Performance Table Narrative	The Market Opportunities Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.
Performance Table Uses Highest Federal Rate	The Market Opportunities Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.
Performance Availability Website Address [Text]	https://www.kineticsfunds.com
Performance Availability Phone [Text]	(800) 930-3828

[1]	Effective April 30, 2026, the secondary broad-based index used for comparison with the Small Cap Opportunities Fund’s performance changed from the S&P 600 SmallCap Index TR to the MSCI USA Small Cap Index, which more closely reflects the types of securities in which the Fund invests.
[2]	Effective April 30, 2026, the secondary broad-based index used for comparison with the Small Cap Fund’s performance changed from the S&P 600 SmallCap Index TR to the MSCI USA Small Cap Index, which more closely reflects the types of securities in which the Fund invests.